UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2006
                                               --------------

Check here if Amendment [x]; Amendment TWO
         This Amendment (Check only one.):
                        [x]  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC      April 27, 2007
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]


COMMENTS:  CHANGES AMENDMENT DESIGNATION FROM "NEW HOLDINGS" TO
"RESTATEMENT"


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       68
                                        -------------

Form 13F Information Table Value Total:   130, 474
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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 FORM 13F INFORMATION TABLE

                                                      INVEST-   OTHER   VOTING
NAME OF         TITLE   CUSIP    	VALUE  SHRS  MENT DIS- 	MANA-  AUTHORITY
ISSUER          CLASS           	(X$1000)       CRETION   GERS    SOLE


Aflac Inc	Common	001055102	2639	56950	SOLE	N/A	56950
Abbott Lab	Common	002824100	3473	79645	SOLE	N/A	79645
Altria Group 	Common	02209S103	991	13490	SOLE	N/A	13490
American Inter 	Common	026874107	704	11925	SOLE	N/A	11925
Amgen Inc	Common	031162100	807	12375	SOLE	N/A	12375
Archer Daniels 	Common	039483102	3267	79155	SOLE	N/A	79155
Arrow Interna	Common	042764100	2613	79520	SOLE	N/A	79520
ADP		Common	053015103	1262	27825	SOLE	N/A	27825
BB&T Corp	Common	054937107	1821	43785	SOLE	N/A	43785
Bank of America	Common	060505104	4774	99262	SOLE	N/A	99262
Canadian Nat	Common	136375102	2483	56750	SOLE	N/A	56750
Caterpillar 	Common	149123101	4752	63815	SOLE	N/A	63815
Chevron Corp	Common	166764100	380	6120	SOLE	N/A	6120
Citigroup Inc	Common	172967101	4058	84107	SOLE	N/A	84107
Conoco Phillips	Common	20825C104	211	3224	SOLE	N/A	3224
Crosstex Energy Common	22765U102	619	16820	SOLE	N/A	16820
Dentysplay Intl	Common	249030107	970	16000	SOLE	N/A	16000
Duff & Phelps 	Common	26432K108	215	19100	SOLE	N/A	19100
E Trade 	Common	269246104	210	9200	SOLE	N/A	9200
Eaton Vance	Common	278265103	3092	123860	SOLE	N/A	123860
Ecolab Inc	Common	278865100	1111	27370	SOLE	N/A	27370
Emerson Elec	Common	291011104	893	10655	SOLE	N/A	10655
Enbridge Energy Common	29250R106	3300	75770	SOLE	N/A	75770
Enterprise Prod	Common	293792107	4056	162904	SOLE	N/A	162904
Energy Transfer Common	29273R109	2998	67150	SOLE	N/A	67150
Exxon Mobil	Common	30231G102	2025	33013	SOLE	N/A	33013
Franklin Elec	Common	353514102	999	19351	SOLE	N/A	19351
General Elect	Common	369604103	5253	159380	SOLE	N/A	159380
General Mills	Common	370334104	325	6284	SOLE	N/A	6284
Genzyme Corp	Common	372917104	403	6600	SOLE	N/A	6600
John Han 	Common	409735107	154	16311	SOLE	N/A	16311
Jack Henry 	Common	42681101	625	31800	SOLE	N/A	31800
Home Depot	Common	437076102	3111	86945	SOLE	N/A	86945
JP Morgan Chase Common	46625H100	966	23003	SOLE	N/A	23003
J&J		Common	478160104	3430	57249	SOLE	N/A	57249
Kayne Anderson	Common	486606106	1079	42050	SOLE	N/A	42050
Kinder Morgan 	Common	494550106	2770	58475	SOLE	N/A	58475
Magellan Mid	Common	55907R108	4343	127815	SOLE	N/A	127815
McDonald's Corp	Common	580135101	2989	88960	SOLE	N/A	88960
Medtronic Inc	Common	585055106	1333	28405	SOLE	N/A	28405
Meridian Bios	Common	589584101	869	34800	SOLE	N/A	34800
Microsoft Corp.	Common	594918104	320	13730	SOLE	N/A	13730
Natural Resource Common	63900P103	3325	61350	SOLE	N/A	61350
Oneok Partners 	Common	682680103	301	6100	SOLE	N/A	6100
Pentair Inc	Common	709631105	3279	95915	SOLE	N/A	95915
Pepsico Inc	Common	713448108	1478	24615	SOLE	N/A	24615
Pfizer Inc	Common	717081103	3268	139248	SOLE	N/A	139248
Pimco Corporate Common	72200U100	205	14000	SOLE	N/A	14000
Plains All Amer Common	726503105	2811	64375	SOLE	N/A	64375
Praxair Inc	Common	74005P104	2760	51120	SOLE	N/A	51120
Principal Fin	Common	74251V102	228	4100	SOLE	N/A	4100
Proctor & Gambl	Common	742718109	3138	56446	SOLE	N/A	56446
Roper Industrie	Common	776696106	3680	78705	SOLE	N/A	78705
SEI Investments	Common	784117103	235	4800	SOLE	N/A	4800
Southern Co.	Common	842587107	202	6300	SOLE	N/A	6300
Staples Inc	Common	855030102	741	30450	SOLE	N/A	30450
State Street	Common	857477103	2096	36095	SOLE	N/A	36095
Sunoco Logistic	Common	86764L108	4329	105975	SOLE	N/A	105975
Suntrust Banks	Common	867914103	1536	20150	SOLE	N/A	20150
Synovus Fin	Common	8716C0105	1172	43765	SOLE	N/A	43765
Teppco Parnters Common	872384102	282	8000	SOLE	N/A	8000
Tortoise Energy Common	89147L100	939	32750	SOLE	N/A	32750
US Bancorp	Common	902973304	2766	89580	SOLE	N/A	89580
Universal Stain	Common	913837100	249	8506	SOLE	N/A	8506
United Tech	Common	913017109	3082	48600	SOLE	N/A	48600
Valero LP	Common	91913W104	934	18935	SOLE	N/A	18935
Wachovia Corp	Common	929903102	1500	27742	SOLE	N/A	27742
Wells Fargo	Common	949746101	3245	48365	SOLE	N/A	48365

3
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